CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING (Details 3) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		S/ 9,415,357		S/ 13,415,843	S/ 139,747,905
Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	[1]	S/ 7,944,790		S/ 11,874,800
BCRP one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[2]	Soles
Borrowings, maturity	[2]	January 2019 / November 2019		January 2018 / October 2020
Financial liabilities	[2]	S/ 2,948,500		S/ 6,575,800
Description of collateral held as security and other credit enhancements		Cash with BCRP		Cash with BCRP
BCRP two [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		January 2019 / November 2020		January 2018 / July 2020
Financial liabilities		S/ 2,220,265		S/ 2,710,232
Description of collateral held as security and other credit enhancements		FVOCI investments (*) and amortized cost investments		Available-for-sale investments and held-to-maturity investments
Natixis SA one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		August 2020 / August 2028		August 2020 / August 2028
Financial liabilities		S/ 570,000		S/ 570,000
Description of collateral held as security and other credit enhancements		Amortized cost investments		Held-to-maturity investments
Nomura International PLC one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[2]	U.S. Dollar
Borrowings, maturity	[2]	March 2019 / December 2019		March 2019 / December 2019
Financial liabilities	[2]	S/ 505,950		S/ 486,150
Description of collateral held as security and other credit enhancements		Amortized cost investments and cash		Held-to-maturity investments and cash
Nomura International PLC two [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[3]	U.S. Dollar
Borrowings, maturity	[3]	August 2020		August 2020
Financial liabilities	[3]	S/ 269,840		S/ 259,280
Description of collateral held as security and other credit enhancements		Amortized cost investments and cash		Held-to-maturity investments and cash
Nomura International PLC three [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[4]	U.S. Dollar
Borrowings, maturity	[4]	August 2020		August 2020
Financial liabilities	[4]	S/ 236,110		S/ 226,870
Description of collateral held as security and other credit enhancements		Amortized cost investments and cash		Held-to-maturity investments and cash
Citigroup Global Markets Limited one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[5]	U.S. Dollar
Borrowings, maturity	[5]	August 2026		August 2026
Financial liabilities	[5]	S/ 151,785		S/ 145,845
Description of collateral held as security and other credit enhancements		FVOCI investments (*)	[5],[6]	Available-for-sale investments
Citigroup Global Markets Limited two [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		August 2020		August 2020
Financial liabilities		S/ 100,000		S/ 100,000
Description of collateral held as security and other credit enhancements		Amortized cost investments		Held-to-maturity investments
UBS [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		U.S. Dollar
Borrowings, maturity		February 2019		January 2018 / March 2018
Financial liabilities		S/ 33,255		S/ 83,921
Description of collateral held as security and other credit enhancements		FVOCI investments (*)	[6]	Held-to-maturity investments
Banco De Credito De Bolivia [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Bolivianos
Borrowings, maturity		May 2019		January 2018
Financial liabilities		S/ 89,941		S/ 90,134
Description of collateral held as security and other credit enhancements		Cash		Cash
Others [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		-
Borrowings, maturity		January 2019		January 2018 / December 2032
Financial liabilities		S/ 21,606		S/ 46,069
Description of collateral held as security and other credit enhancements		FVPL investments		Investments
Natixis S.A Five [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[7]	U.S. Dollar
Borrowings, maturity	[7]	August 2026		August 2026
Financial liabilities	[7]	S/ 84,325		S/ 81,025
Description of collateral held as security and other credit enhancements	[7]	FVOCI investments (*)	[6]	Available-for-sale investments
Natixis [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		U.S. Dollar
Borrowings, maturity		January 2019 / March 2019		January 2018 / July 2018
Financial liabilities		S/ 566,962		S/ 293,944
Description of collateral held as security and other credit enhancements		FVOCI investments (*), amortized cost investments and FVPL investments	[6]	Available-for-sale investments and held-to-maturity investments
Banco Economics SA [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Bolivianos
Borrowings, maturity		October 2033		-
Financial liabilities		S/ 15,437		S/ 0
Description of collateral held as security and other credit enhancements		Amortized cost investments		-
Banco De Le Republica [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Colombian Pesos
Borrowings, maturity		January 2019		-
Financial liabilities		S/ 42,607		S/ 0
Description of collateral held as security and other credit enhancements		FVPL investments		-
Accrued Interest [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		S/ 88,207		S/ 205,530

[1]	At December 31, 2018, and 2017, the Group has repurchase agreements secured with: (i) cash, see Note 5(a), and (ii) investments, see Note 6(b).
[2]	At December 31, 2018, the Group holds five IRS which were designated as cash flow hedges of certain repurchase agreements at variable rate for a notional amount of US$150.0 million, equivalent to S/506.0 million (US$150.0 million, equivalent to S/486.2 million, at December 31, 2017). By using these IRS, those repurchase agreements were economically converted to fixed interest rate; see Note 12(b).
[3]	At December 31, 2018, the Group maintains an IRS and a CCS, which were together designated as a cash flow hedge of a repurchase agreement in U.S. dollars at variable interest rate for a notional amount of US$80.0 million, equivalent to S/269.8 million (US$80.0 million, equivalent to S/259.3 million, at December 31, 2017). By means of the IRS and the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate, See Note 12(b).
[4]	At December 31, 2018, the Group maintains a CCS which were designated as a cash flow hedge for a repurchase agreement in U.S. dollars at variable rate for a notional amount of US$70.0 million, equivalent to S/236.1million (approximately US$70.0 million, equivalent to S/226.9 million, at December 31, 2017). By means of the CCS, this repurchase agreement was economically converted to soles at a fixed interest rate. See Note 12(b).
[5]	December 31, 2018, the Group maintains two CCS which were designated as a cash flow hedge of two repurchase agreements in U.S. dollars at variable rate for a total notional amount of US$45.0 million, equivalent to S/151.8 million (approximately US$45.0 million, equivalent to S/145.8 million, at December 31, 2017). By means of the CCS, said repurchase agreements were economically converted to soles; see Note 12(b).
[6]	This item includes investments at fair value through other comprehensive income
[7]	At December 31, 2018, the Group maintains a CCS which were designated as a cash flow hedge of a repurchase agreement in U.S. dollars at variable rate for a notional amount of US$25.0 million, equivalent to S/84.3 million (approximately US$25.0 million, equivalent to S/81.0 million, at December 31, 2017). By means of the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate; see Note 12(b).